FAIR VALUE MEASUREMENTS	12 Months Ended
Dec. 31, 2014
Fair Value Disclosures [Abstract]
Fair Value Disclosures [Text Block]
NOTE 5:-	FAIR VALUE MEASUREMENTS

In accordance with ASC 820, the Company measures its investment in marketable securities and foreign currency derivative contracts at fair value. Generally marketable securities are classified within Level 1, this is because these assets are valued using quoted prices in active markets. Foreign currency derivative contracts and certain corporate bonds are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments.

Contingent consideration is classified within Level 3. The Company values the Level 3 contingent consideration using discounted cash flow of the expected future payments, whose inputs include interest rate.

The Company's financial assets measured at fair value on a recurring basis, excluding accrued interest components, consisted of the following types of instruments as of the following dates:

	December 31, 2013
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Government bonds	$410	$-	$-	$410
Corporate bonds	-	215	-	215
Equity fund	229	-	-	229

Total financial assets	$639	$215	$-	$854

Liabilities:
Contingent consideration	$-	$-	$3,981	$3,981

Total financials liabilities	$-	$-	$3,981	$3,981

	December 31, 2014
	Fair value measurements using input type
	Level 1	Level 2	Level 3	Total
Assets:
Corporate bonds	$-	$11,684	$-	$11,684
Equity fund	231	-	-	231

Total financial assets	$231	$11,684	$-	$11,915

Liabilities:
Contingent consideration	$-	$-	$382	$382

Total financials liabilities	$-	$-	$382	$382

Fair value measurements using significant unobservable inputs (Level 3):

	December 31,
	2013	2014

Opening balance	$1,942	$3,981
Increase in contingent consideration	2,459	250
Payment in contingent consideration	(750)	(3,053)
Change in fair value of contingent consideration	-	(948)
Amortization of interest	330	152

Closing balance	$3,981	$382